LOANS (Details 1) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014		Jun. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		$ 2,506	$ 2,159
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		3,472	3,776	[1]
Loans individually evaluated for impairment, Ending loans balance		5,978	5,935
Loans individually evaluated for impairment, Total allowance		0	14
Loans collectively evaluated for impairment, Total allowance		1,568	1,459
Allowance for loan losses		1,568	1,473		$ 1,310
Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		28
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		0
Loans individually evaluated for impairment, Total allowance		0
Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		18
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		0
Loans individually evaluated for impairment, Total allowance		0
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	14
Loans collectively evaluated for impairment, Total allowance		1,368	1,259
Allowance for loan losses		1,368	1,273
Ending allowance attributed to loans [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Ending allowance attributed to loans [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		5,978	5,935
Loans collectively evaluated for impairment, Total allowance		242,049	243,226
Allowance for loan losses		248,027	249,161
Ending loans balance [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		28
Ending loans balance [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		18
Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200
Unallocated Allowance [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Unallocated Allowance [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Residential Real Estate One To Four Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		1,743	2,159
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		2,565	2,735	[1]
Loans individually evaluated for impairment, Total allowance		0	14
Loans collectively evaluated for impairment, Total allowance		1,059	989
Allowance for loan losses		1,058	999		871
Residential Real Estate One To Four Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	14
Loans collectively evaluated for impairment, Total allowance		1,059	989
Residential Real Estate One To Four Family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		4,308	4,894
Loans collectively evaluated for impairment, Ending loans balance			191,487
Loans collectively evaluated for impairment, Total allowance		187,413
Residential Real Estate One To Four Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		0	0
Residential Real Estate Multi Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		94	73
Allowance for loan losses		93	74		63
Residential Real Estate Multi Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		94	73
Residential Real Estate Multi Family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			14,002
Loans collectively evaluated for impairment, Total allowance		16,621
Residential Real Estate Multi Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Residential Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		21	11
Allowance for loan losses		21	11		8
Residential Real Estate Construction [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		21	11
Residential Real Estate Construction [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			2,122
Loans collectively evaluated for impairment, Total allowance		3,780
Residential Real Estate Construction [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		476
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		381
Loans individually evaluated for impairment, Total allowance		0
Loans collectively evaluated for impairment, Total allowance		7	10
Allowance for loan losses		9	10		12
Land [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Loans collectively evaluated for impairment, Total allowance		7	10
Land [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		857
Loans collectively evaluated for impairment, Ending loans balance			1,918
Loans collectively evaluated for impairment, Total allowance		1,164
Land [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0
Loans collectively evaluated for impairment, Total allowance		0	0
Farm [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		444
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		9	9
Allowance for loan losses		9	9		6
Farm [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		9	9
Farm [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			444
Loans collectively evaluated for impairment, Ending loans balance			1,644
Loans collectively evaluated for impairment, Total allowance		1,567
Farm [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		0	0
Non residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		241	0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		526	529	[1]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		121	112
Non residential real estate [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		121	112
Non residential real estate [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		767	529
Loans collectively evaluated for impairment, Ending loans balance			21,416
Loans collectively evaluated for impairment, Total allowance		21,351
Non residential real estate [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		0	0
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		68
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		10	11
Allowance for loan losses		10	11		13
Commercial and industrial [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		10	11
Commercial and industrial [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			68
Loans collectively evaluated for impairment, Ending loans balance			2,012
Loans collectively evaluated for impairment, Total allowance		1,782
Commercial and industrial [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		0	0
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		13	13
Allowance for loan losses		13	14		12
Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		13	13
Loans on deposits [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			2,564
Loans collectively evaluated for impairment, Total allowance		2,262
Loans on deposits [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		31	28
Allowance for loan losses		31	28		25
Home equity [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		31	28
Home equity [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			5,359
Loans collectively evaluated for impairment, Total allowance		5,449
Home equity [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		3	3
Allowance for loan losses		3	3		6
Unsecured [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		3	3
Unsecured [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			638
Loans collectively evaluated for impairment, Total allowance		587
Unsecured [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200		200
Unallocated [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Unallocated [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			0
Loans collectively evaluated for impairment, Total allowance		0
Unallocated [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Allowance for loan losses		0	0		$ 0
Automobile [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Automobile [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			64
Loans collectively evaluated for impairment, Total allowance		73
Automobile [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		$ 0	$ 0

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.